Related party (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Disclosure of amounts incurred by entity for provision of key management personnel services
The amounts paid to directors and officers for their roles as executives for the years ended December 31, 2024, 2023 and 2022 included in “Personnel expenses” are shown below:

	For the years ended December 31,
	2024	2023	2022

Key management compensation	(7,397)	(6,971)	(5,705)

Summary of amounts recognized in related party lease

Related party lease - Santiago	2024	2023	2022

Lease liabilities (current)	803	520	502
Lease liabilities (non-current)	2,854	2,604	3,078

Related party lease - Gestão e Transformação Infraestrutura

Lease liabilities (current)	260	—	—
Lease liabilities (non-current)	1,203	—	—

Related party lease - Fondo Inmobiliario Colombia

Lease liabilities (current)	48	—	—
Lease liabilities (non-current)	707	—	—
Consolidated Statement of Profit & Loss

Related party lease - Santiago	2024	2023	2022

Principal paid	844	538	425
Depreciation of right-of-use assets	785	551	481
Interest on lease liabilities	94	79	73

Related party lease - Gestão e Transformação Infraestrutura

Principal paid	249	—	—
Interest on lease liabilities	122	—	—

Related party lease - Fondo Inmobiliario Colombia

Principal paid	102	—	—
Depreciation of right-of-use assets	48	—	—
Interest on lease liabilities	94	—	—